Earthquake And Related Impairment Charges	12 Months Ended
Mar. 31, 2011
Earthquake And Related Impairment Charges Disclosure
Earthquake and related impairment charges

9.    Earthquake and related impairment charges

During the fiscal year ended March 31, 2011, KONAMI recorded certain losses and expenses related to the damage of certain facilities in Health & Fitness Segment caused by the Great East Japan Earthquake in March 2011.

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011:

	Millions of Yen	Thousands of U.S. dollars
	2011	2011
Impairment charges of long-lived assets	¥2,253	$27,096
Impairment charge of identifiable intangible assets	1,900	22,850
Write-offs of damaged property and equipment	186	2,237
Others	116	1,395

Total	¥4,455	$53,578

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2011 are more fully discussed in Note 6 and 7, respectively.